May 22, 2006

By EDGAR

Securities and Exchange Commission
Filing Desk - Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Attention: Filing Desk

Credit Suisse First Boston Mortgage Acceptance Corp. Registration Statement on Form S-3/A relating to Mortgage Pass-Through Certificates and Mortgage-Backed Notes Registration Statement No. 333-132765

Ladies and Gentlemen:

We have filed on behalf of our client, Credit Suisse First Boston Mortgage Acceptance Corp. (the “Registrant”), under EDGAR, the captioned registration statement on Form S-3/A.

The primary objective of this filing is to combine the $1,000,000 previously registered under this registration statement with the remaining amount registered under the Registrant’s existing registration statement No. 333-127870.

If you require any additional information, please call the undersigned at (212) 912-7450 or Rob Olin at (212) 912-8387.

Very truly yours,

/s/ Stephen S. Kudenholdt

Stephen S. Kudenholdt

Enclosures
cc: Messeret Nega
Division of Corporation Finance
Washington, D.C. 20549